CONSOLIDATED STATEMENTS OF OPERATION AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 331,993	$ 335,250	$ 341,945
Cost of Revenues (Exclusive of depreciation and amortization shown separately below)	62,270	60,745	71,651
Research and development expenses	49,684	33,659	18,422
Selling and marketing expenses	105,914	89,953	74,611
General and administrative expenses	51,051	68,005	63,499
Depreciation and amortization	78,285	42,700	40,259
Other expenses (income), net	1,765	(4,564)	(959)
Total operating costs	286,699	229,753	195,832
Operating Profit (loss)	(16,976)	44,752	74,462
Financing income	(8,192)	(2,284)	(483)
Financing expenses	10,200	4,611	2,670
Financing expenses, net	2,008	2,327	2,187
Profit (loss) before taxes on income	(18,984)	42,425	72,275
Tax benefit (expenses)	(2,503)	(19,688)	948
Profit (loss) for the year	(21,487)	22,737	73,223
Other comprehensive income (loss) items:
Foreign currency translation differences for foreign operations	2,126	(6,499)	(2,632)
Foreign currency translation for subsidiary sold reclassified to profit and loss	1,234	0	0
Total other comprehensive income (loss) for the year	3,360	(6,499)	(2,632)
Total comprehensive income (loss) for the year	$ (18,127)	$ 16,238	$ 70,591
Earnings per share
Basic earnings (loss) per share (in USD)	$ (0.15)	$ 0.15	$ 0.51
Diluted earnings (loss) per share (in USD)	$ (0.15)	$ 0.15	$ 0.48